Guggenheim Active INvestment Series GAINS Limited Duration Fund Expense Example - Guggenheim Active INvestment Series GAINS Limited Duration Fund - SMA	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 2
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	777
Expense Example, with Redemption, 10 Years	$ 1,898